JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

July 10, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 309 to the Trust’s Registration Statement under the Securities Act and Amendment No. 311 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add fifteen new portfolio series to the Trust, listed on Appendix A.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP

APPENDIX A

T-REX 2X Long CCCM Daily Target ETF
T-REX 2X Long LMND Daily Target ETF
T-REX 2X Long OSCR Daily Target ETF
T-REX 2X Long OUST Daily Target ETF
T-REX 2X Long SPOT Daily Target ETF
T-REX 2X Long SYM Daily Target ETF
T-REX 2X Long RDW Daily Target ETF
T-REX 2X Long UNH Daily Target ETF
T-REX 2X Long VOYG Daily Target ETF
T-REX 2X Long ETOR Daily Target ETF
T-REX 2X Long CHYM Daily Target ETF
T-REX 2X Long BMNR Daily Target ETF
T-REX 2X Long APLD Daily Target ETF
T-REX 2X Inverse CRWV Daily Target ETF
T-REX 2X Inverse CRCL Daily Target ETF

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